Schedule of Black-Scholes Option Pricing Model Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2019 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility	156.19%
Expected stock price volatility minimum		156.11%	156.11%
Expected stock price volatility maximum		239.57%	239.57%
Risk-free annual interest rate	3.71%
Risk-free annual interest rate minimum		4.11%	4.11%
Risk-free annual interest rate maximum		5.23%	5.23%
Expected life (years)	6 years 6 months
Expected annual dividend yield	0.00%	0.00%	0.00%
2019 Stock Incentive Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)		1 year 6 months	1 year 6 months
2019 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)		9 years 9 months 18 days	6 years 6 months
Restricted Share Unit Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected annual dividend yield		0.00%	0.00%
Restricted Share Unit Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility minimum		168.89%	175.40%
Expected stock price volatility maximum		3.54%	4.10%
Expected life (years)		3 years 6 months	2 years 6 months
Restricted Share Unit Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility minimum		203.71%	190.53%
Expected stock price volatility maximum		3.68%	4.20%
Expected life (years)		5 years 6 months	3 years